Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-31318
Entity Registrant Name	Gold Fields Limited
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line One	150 Helen Road
Entity Address, Address Line Two	Sandown
Entity Address, City or Town	Sandton
Entity Address, Postal Zip Code	2196
Entity Address, Country	ZA
Title of 12(b) Security	Ordinary shares of no par value each
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	893,540,813
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001172724
Document Financial Statement Error Correction [Flag]	false
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share
Trading Symbol	GFI
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	150 Helen Road
Entity Address, Address Line Two	Sandown
Entity Address, City or Town	Sandton
Entity Address, Postal Zip Code	2196
Entity Address, Country	ZA
Contact Personnel Name	Kelly Carter
City Area Code	+61 8
Local Phone Number	9211 9252
Contact Personnel Email Address	kelly.carter@goldfields.com